Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 54	$ 51